INCOME TAXES (Details Narrative) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Non-capital loss carryforwards	$ 3,115	$ 2,969
Canada
Statement [Line Items]
Non-capital loss carryforwards	63,256,000	61,266,000
Capital loss carryforwards	31,820,000	13,644,000
Investment tax credits	$ 5,209,000	$ 5,209,000